Schedule of Operating Lease Future Payments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remainder year	$ 78,000
Year one	276,000	$ 279,000
Year two	244,000	229,000
Year three	159,000	200,000
Year four	159,000	133,000
Year five
Less imputed interest	(88,000)	(123,000)
Total	$ 669,000	$ 718,000	$ 837,000